Note 10 - Additional Information on Operating Expenses by Nature	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of additional information [text block]
10.	ADDITIONAL INFORMATION ON OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following income statement accounts for the years
2018,
2017
and
2016:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2018	2017	2016	2018	2017	2016

Cost of sales	2,681.9	2,364.7	2,283.3	10.3	6.2	4.3
Distribution expenses	225.2	197.6	200.9	–	–	–
Sales and marketing expenses	581.4	532.2	538.0	117.1	142.3	222.9
Administrative expenses	231.8	231.1	182.5	175.2	142.0	95.8
	3,720.3	3,325.6	3,204.7	302.6	290.5	323.0